OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
OTHER CURRENT LIABILITIES
Personnel related accruals	€ 3,175	€ 2,700
Tax related accruals	1,348	1,481
Audit related accruals	1,297	286
Miscellaneous other current liabilities	7,294	4,239
Total other current liabilities	13,113	€ 8,706
Legal and consulting fees	2,707
Installation and transportation costs	€ 1,344